Sohu.com Limited Shareholders' Equity	12 Months Ended
Dec. 31, 2019
SOHU.COM LIMITED SHAREHOLDERS' EQUITY [Abstract]
Sohu.com Limited Shareholders' Equity

19. SOHU.COM LIMITED SHAREHOLDERS’ EQUITY

Summary of the Company’s outstanding shares (in thousands):

	Number of Outstanding Shares
	As of December 31,
	2017	2018	2019
Balance, beginning of year	38,742	38,898	39,229
Issuance:	156	331	40

Balance, end of year	38,898	39,229	39,269

Share Incentive Plans

Sohu (excluding Sohu Video), Sogou, Changyou, and Sohu Video have incentive plans for the granting of share-based awards, including options and restricted share units, to their directors, management and other key employees.

1) Sohu.com Limited Share-based Awards

Sohu’s 2018 Share Incentive Plan

On July 2, 2010, Sohu.com Inc.’s shareholders adopted the 2010 Stock Incentive Plan, which provides for the issuance of up to 1,500,000 shares of Sohu.com Inc.’s common stock, including stock issued pursuant to the vesting and settlement of restricted stock units and pursuant to the exercise of stock options. The maximum term of any share-based award granted under the Sohu 2010 Stock Incentive Plan is ten years from the grant date.

On April 2, 2018, Sohu.com Limited adopted the Sohu 2018 Share Incentive Plan, which provides for the issuance of up 1,148,565 ordinary shares of Sohu.com Limited. The Sohu 2018 Share Incentive Plan will expire in April 2028.

Upon the dissolution of Sohu.com Inc. on May 31, 2018, Sohu.com Limited assumed all then existing obligations of Sohu.com Inc. with respect to equity incentive awards that had been granted under the Sohu 2010 Stock Incentive Plan and then remained outstanding, and such awards were converted into the right to receive upon exercise or settlement Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan rather than shares of the common stock of Sohu.com Inc., subject to the other terms of such outstanding awards.

As of December 31, 2019, 189,405 shares were available for grant under the Sohu 2018 Share Incentive Plan.

i) Summary of Share Option Activity

In February 2015, May 2016, September 2017 and November 2017, Sohu.com Inc.’s Board of Directors approved contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of 1,068,000, 13,000, 32,000 and 6,000 shares of common stock of Sohu.com Inc., respectively, under the Sohu 2010 Stock Incentive Plan, with nominal exercise prices of $0.001, all of which were converted, on May 31, 2018, into the right to receive upon exercise Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan. In February 2019 and July 2019, Sohu.com Limited’s Board of Directors approved contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of 20,000 and 477,500 shares of ordinary shares of Sohu.com Limited, respectively, under the Sohu 2018 Share Incentive Plan, with nominal exercise prices of $0.001. These share options vest and become exercisable in four equal installments over a period of four years, with each installment vesting upon the satisfaction of a service period requirement and certain subjective performance targets. These share options are substantially similar to restricted share units except for the nominal exercise price, which would be zero for restricted share units.

Under ASC 718-10-25 and ASC 718-10-55, no grant date can be established for these options until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards. To determine the fair value of these options, the public market price of the underlying shares at each reporting date is used and a binomial valuation model is applied.

As of December 31, 2019, 703,625 of these options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets was reached between the Company and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense for these granted options has been adjusted and fixed based on their aggregate fair values, at their respective grant dates, of $25.3 million.

A summary of option activity under the Sohu 2018 Share Incentive Plan as of and for the year ended December 31, 2019 is presented below:

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	42	$0.001		$
Granted	125	0.001
Exercised	(39)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2019	128	0.001	5.21		1,434

Vested as of December 31, 2019	128	0.001	5.21		1,434

Exercisable as of December 31, 2019	128	0.001	5.21		1,434

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $11.18 on December 31, 2019 and the nominal exercise price of the options.

For the years ended December 31, 2019, 2018 and 2017, total share-based compensation expense recognized for these options was $1.9 million, negative $5.1 million and $2.4 million, respectively. The negative amounts in the tables above resulted from re-measured compensation expense based on the then-current fair value of the awards on the reporting date. For the years ended December 31, 2019, 2018 and 2017, the total fair values of these Sohu options vested on their respective vesting dates were $2.5 million, $5.0 million and $7.1 million, respectively. For the years ended December 31, 2019, 2018 and 2017, the total intrinsic value of options exercised was $0.6 million, $6.2 million and $6.1 million, respectively.

ii) Summary of restricted stock unit activity

All of the restricted stock/share units previously granted under the Sohu 2018 Share Incentive Plan were vested as of December 31, 2018, as the requisite service period for all these awards had been completed. There has been no share-based compensation expense recognized since then.

For the years ended December 31, 2019, 2018 and 2017, total share-based compensation expense recognized for restricted stock/share units was nil, nil and negative $1.7 million, respectively.

As of December 31, 2019, there was nil of unrecognized compensation expense related to unvested restricted stock/share units. The total fair value on their respective vesting dates of restricted stock/share units vested during the years ended December 31, 2019, 2018 and 2017 was nil, nil and $0.3 million, respectively.

2) Sogou Inc. Share-based Awards

Sogou 2010 Share Incentive Plan

Sogou adopted a share incentive plan on October 20, 2010, which was amended effective August 22, 2014 to increase the aggregate number of Sogou Class A Ordinary Shares issuable under the plan to 41,500,000 (as amended to date, the “Sogou 2010 Share Incentive Plan”). Awards of share rights may be granted under the Sogou 2010 Share Incentive Plan to management and other key employees of Sogou and of any present or future parents or subsidiaries or VIEs of Sogou. The maximum term of any share incentive award granted under the Sogou 2010 Share Incentive Plan is ten years from the grant date. The Sogou 2010 Share Incentive Plan will expire on October 19, 2020.

The options contractually granted under the Sogou 2010 Share Incentive Plan may be placed in one of the following three categories:

(i)

Performance-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting upon a service period requirement being met, as well as the employee grantee’s achievement, as determined by Sogou’s chief executive officer, of performance targets for the corresponding period specified by Sogou’s chief executive officer. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(ii)

Service-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting only upon a service period requirement being met; or

(iii)

IPO-based options, which were subject to completion of an IPO and vesting/ exercisability in five equal installments, with (i) the first installment vesting upon the expiration of all underwriters’ lockup periods applicable to Sogou’s IPO and (ii) each of the four subsequent installments vesting on the first, second, third, and fourth anniversary dates of the completion of Sogou’s IPO.

A summary of each of the above three categories of Sogou’s share options as of December 31, 2019 is presented below:

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	29,932	28,059	27,653	26,767
Service-based options	2,031	2,031	951	481
IPO-based options	7,250	7,250	4,370	2,930

Total	39,213	37,340	32,974	30,178

A summary of Sogou share option activity under the Sogou 2010 Share Incentive Plan as of and for the year ended December 31, 2019 is presented below:

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	6,445	$0.419	5.29	$
Granted	1,432	0.001
Exercised	(500)	0.001
Forfeited or expired	(215)	0.001

Outstanding as of December 31, 2019	7,162	0.377	4.45		29,887

Vested as of December 31, 2019 and expected to vest thereafter	6,572	0.411	4.35		27,198

Exercisable as of December 31, 2019	2,796	0.033	4.42		11,819

Note (1): The aggregate intrinsic values in the preceding table represent the difference between Sogou’s closing price of $4.55 per Sogou ADS (each representing one Sogou Class A Ordinary Share) on December 31, 2019 and the exercise prices of the share options.

For the years ended December 31, 2019, 2018 and 2017, total share-based compensation expense recognized for Sogou share options under the Sogou 2010 Share Incentive Plan was $13.5 million, $12.5 million and $23.0 million, respectively. As of December 31, 2019, there was $2.7 million of unrecognized compensation expense related to unvested Sogou share options. The expense is expected to be recognized over a weighted average period of 1.56 years. For the years ended December 31, 2019, 2018 and 2017, the total intrinsic value of options exercised was $1.6 million, $33.2 million, and $11.1 million, respectively.

Prior to the completion of Sogou’s IPO, the fair values of Sogou Class A Ordinary Shares were assessed using the income approach /discounted cash flow method or based on the mid-point of the estimated Sogou IPO price range, in each case with a discount for lack of marketability, because the Sogou Class A Ordinary Shares underlying the award were not publicly traded at the time of grant. The assessment required complex and subjective judgments regarding Sogou’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. After the completion of Sogou’s IPO, the fair values of the ordinary shares of Sogou were determined based on the market price of Sogou’s ADSs.

The fair value of the Sogou share options granted under the Sogou 2010 Incentive Plan was estimated on the date of grant with the assistance of a qualified professional appraiser, using the binomial valuation model with the following assumptions used:

Assumptions Adopted	2017	2018	2019
Average risk-free interest rate	2.14%~3.00%	3.36%~3.51%	2.60%~2.86%
Exercise multiple	2~3	2	2~3
Expected forfeiture rate (post-vesting)	0%~12%	12%	0%~12%
Weighted average expected option life	7	9	7
Volatility rate	39%~47%	40%~46%	36%~41%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	10.35	12.26	4.05

Sogou estimated the risk-free rate based on the market yields of U.S. Treasury securities with an estimated country-risk differential as of the valuation date. An exercise multiple was estimated as the ratio of the fair value of the Sogou Class A Ordinary Shares over the exercise prices as of the time the options would be expected to be exercised, based on consideration of research studies regarding exercise patterns based on historical statistical data. In Sogou’s valuation analysis, a multiple of three was applied for management and a multiple of two was applied for other key employees. Sogou estimated the forfeiture rate to be 0% or 1% for the Sogou share options granted to Sogou management and 12% for the Sogou share options granted to Sogou’s other key employees. As Sogou’s ordinary shares had been publicly traded for slightly more than two years as of December 31, 2019, the expected volatility at the valuation date was estimated based on the historical volatility of specified comparable companies for the periods before the grant dates with length commensurate with the expected term of the Sogou share options. Sogou has no history or expectation of paying dividends on its ordinary shares. Accordingly, the dividend yield was estimated to be 0%.

Sogou 2017 Share Incentive Plan

In October 2017, Sogou adopted a share incentive plan (the “Sogou 2017 Share Incentive Plan”) which provides that the aggregate number of Sogou Class A Ordinary Shares issuable under the plan is 28,000,000. Share incentive awards may be granted under the Sogou 2017 Share Incentive Plan to Sogou’s management and employees and of any of its present or future parents or subsidiaries. The maximum term of any share incentive award granted under the Sogou 2017 Share Incentive Plan is ten years from the grant date.

The options contractually granted under the Sogou 2017 Share Incentive Plan may be placed in one of the following two categories:

(i)

Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the employee grantee’s achievement, as determined by Sogou’s chief executive officer, of performance targets for the corresponding period specified by Sogou’s chief executive officer. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(ii)	Service-based options, which vest and become exercisable in four equal installments, with each installment vesting only upon a service period requirement being met.

A summary of each of the above two categories of Sogou’s share options as of December 31, 2019 is presented below:

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	140	18	14	0
Service-based options	829	829	155	48

Total	969	847	169	48

A summary of Sogou share option activity under the Sogou 2017 Share Incentive Plan as of and for the year ended December 31, 2019 is presented below:

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	730	$0.001	9.57	$
Granted	267	0.001
Exercised	(48)	0.001
Forfeited or expired	(151)	0.001

Outstanding as of December 31, 2019	798	0.001	8.90		3,629

Vested as of December 31, 2019 and expected to vest thereafter	638	0.001	8.87		2,904

Exercisable as of December 31, 2019	121	0.001	8.55		551

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $4.55 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2019 and the exercise prices of the share options.

For the years ended December 31, 2019 and 2018, total share-based compensation expense recognized for Sogou share options under the Sogou 2017 Share Incentive Plan was $2.4 million and $1.6 million, respectively. As of December 31, 2019 there was $2.3 million of unrecognized compensation expense related to unvested Sogou share options. The expense is expected to be recognized over a weighted average period of 1.90 years.

The method used to determine the fair value of the Sogou share options granted under the Sogou 2017 Share Incentive Plan was the same as the method used for the share options granted under the Sogou 2010 Incentive Plan as described above, except for the assumptions used in the binomial valuation model as presented below:

Assumptions Adopted	2018	2019
Average risk-free interest rate	3.41%~3.95%	2.37%~3.45%
Exercise multiple	2	2~3
Expected forfeiture rate (post-vesting)	12%	0%~12%
Weighted average expected option life	10	10
Volatility rate	40%~46%	41%~42%
Dividend yield	0%	0%
Weighted average fair value of share options	10.09	4.87

Sohu Management Sogou Share Option Arrangement

Under an arrangement (the “Sohu Management Sogou Share Option Arrangement”) that was approved by the boards of directors of Sohu and Sogou in March 2011, Sohu has the right to provide to members of Sohu’s Board of Directors, management and other key employees of the Sohu, and certain members of management and other key employees of Sogou the opportunity to purchase from Sohu up to 12,000,000 Sogou Class A Ordinary Shares at a fixed exercise price of $0.625 or $0.001 per share. Of these 12,000,000 Sogou Class A Ordinary Shares, 8,800,000 are Sogou Class A Ordinary Shares previously held by Sohu and 3,200,000 are Sogou Class A Ordinary Shares that were newly-issued on April 14, 2011 by Sogou to Sohu at a price of $0.625 per share, or a total of $2.0 million. As of December 31, 2019, Sohu had contractually granted options for the purchase of 8,305,000 Sogou Class A Ordinary Shares under the Sohu Management Sogou Share Option Arrangement.

The options contractually granted under the Sohu Management Sogou Share Option Arrangement may be placed in one of the following two categories:

(i)

Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. All of these options vested and became exercisable before January 1, 2017. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(ii)	Service-based options, which were granted to members of Sohu’s Board of Directors. All of these share options vested and became exercisable in 2015, as the service period requirement had been met.

A summary of the above two categories of Sogou’s share options as of December 31, 2019 is presented below:

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6

Total	8,305	8,305	8,305	8,296

A summary of Sogou share option activity under the Sohu Management Sogou Share Option Arrangement as of and for the year ended December 31, 2019 is presented below:

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	9	$0.001	6.38	$
Granted	0
Exercised	0
Forfeited or expired	0

Outstanding as of December 31, 2019	9	0.001	5.38		41

Vested as of December 31, 2019	9	0.001	5.38		41

Exercisable as of December 31, 2019	9	0.001	5.38		41

Note (1): The aggregate intrinsic values in the preceding table represent the difference between the closing price of $4.55 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2019 and the exercise prices of the options.

As all Sogou share options granted under the Sohu Management Sogou Share Option Arrangement vested before January 1, 2017, no share-based compensation expense was recognized for the years ended December 31, 2019, 2018, and 2017. For the years ended December 31, 2019, 2018, and 2017, the total intrinsic value of options exercised was $249, nil, and nil, respectively.

Option Modification

In the first and second quarter of 2013, a portion of the Sogou share options granted under the Sogou 2010 Share Incentive Plan and the Sohu Management Sogou Share Option Arrangement were exercised early, and the resulting Sogou ordinary shares were transferred to trusts with the original option grantees as beneficiaries. The trusts will distribute the Sogou ordinary shares to those beneficiaries in installments based on the vesting requirements under the original option agreements. Although these trust arrangements caused a modification of the terms of these Sogou share options, the modification was not considered substantive. Accordingly, no incremental fair value related to these Sogou ordinary shares resulted from the modification, and the remaining share-based compensation expense for these Sogou ordinary shares continued to be recognized over the original remaining vesting period.

As of December 31, 2019, 3,798,000 Sogou Class A Ordinary Shares issued upon the early exercise of options granted under the Sogou 2010 Share Incentive Plan remained unvested in accordance with the vesting requirements under the original option agreements and 1,722,000 Sogou Class A Ordinary Shares had vested but had not been distributed to the beneficiaries. All Sogou Class A Ordinary Shares issued upon such early exercise that have become vested have been included in the disclosures under the headings “Sogou 2010 Share Incentive Plan” and “Sohu Management Sogou Share Option Arrangement” above.

In the first quarter of 2018, Sogou changed the vesting conditions of options for the purchase of 2,181,192 Sogou Class A Ordinary Shares contractually granted under the Sogou 2010 Share Incentive Plan by removing as a condition of vesting Sogou’s achievement of performance targets for the period corresponding to the vesting schedule. Of these options, options for the purchase of 1,601,427 Sogou Class A Ordinary Shares had not been deemed granted, because their performance targets for the current period had not been set, so the removal of the performance targets resulted in these options becoming subject to vesting only upon service-period requirements being met and being deemed granted immediately upon the effectiveness of the changes. For the remaining options for the purchase of 579,765 Sogou Class A Ordinary Shares, which had been deemed granted, the removal of the performance targets constituted a modification. The modification was not considered substantive, because their performance targets had been achieved before the modification. Based on valuation results, no incremental fair value related to these Sogou ordinary shares was recognized in connection with the modification, and the remaining share-based compensation expense for these Sogou ordinary shares continued to be recognized over the remaining vesting period.

3) Changyou.com Limited Share-based Awards

Changyou 2008 Share Incentive Plan

Changyou’s 2008 Share Incentive Plan (the “Changyou 2008 Share Incentive Plan”) originally provided for the issuance of up to 2,000,000 Changyou ordinary shares, including Changyou ordinary shares issued pursuant to the exercise of share options and upon vesting and settlement of restricted share units. The 2,000,000 reserved Changyou ordinary shares became 20,000,000 Changyou ordinary shares in March 2009 when Changyou effected a ten-for-one share split of its ordinary shares. Most of the awards granted under the Changyou 2008 Share Incentive Plan vest over a period of four years. The maximum term of any share right granted under the Changyou 2008 Share Incentive Plan is ten years from the grant date. The Changyou 2008 Share Incentive Plan expired in August 2018 and is no longer available for granting new share-based awards.

All of the restricted Changyou ordinary shares and restricted share units granted under the Changyou 2008 Share Incentive Plan were vested as of December 31, 2017, as the requisite service period for all these awards had been completed. There has been no share-based compensation expense recognized under the Changyou 2008 Share Incentive Plan since then.

Changyou 2014 Share Incentive Plan

On June 27, 2014, Changyou reserved 2,000,000 of its Class A ordinary shares under the Changyou.com Limited 2014 Share Incentive Plan (the “Changyou 2014 Share Incentive Plan”) for the purpose of making share incentive awards to certain members of its management and key employees. On November 2, 2014, Changyou’s Board approved an increase in the number of Class A ordinary shares reserved under the Changyou 2014 Share Incentive Plan from 2,000,000 to 6,000,000. The maximum term of any share right granted under the Changyou 2014 Share Incentive Plan is ten years from the grant date. The Changyou 2014 Share Incentive Plan will terminate in June 2024. As of December 31, 2019, all shares available for grant under the Changyou 2014 Share Incentive Plan had been granted.

i) Summary of Share Option Activity

On November 2, 2014, Changyou approved the contractual grant of an aggregate of 2,416,000 Class A restricted share units to certain members of its management and certain other employees. On February 16, 2015, Changyou’s Board of Directors approved the conversion of 2,400,000 of these Class A restricted share units into options for the purchase of Class A ordinary shares at an exercise price of $0.01. On June 1, 2015, Changyou’s Board of Directors approved the contractual grant of options for the purchase of an aggregate of 1,998,000 Class A ordinary shares to certain members of its management and certain other employees at an exercise price of $0.01. On July 28, 2016, Changyou’s Board of Directors approved the contractual grant of options for the purchase of an aggregate of 100,000 Class A ordinary shares to certain member of its management at an exercise price of $0.01. On August 26, 2019, Changyou’s Board of Directors approved the grant, effective as of October 1, 2019, to a member of Changyou’s management and a Changyou employee of options for the purchase of an aggregate of 3,023,000 Class A ordinary shares at an exercise price of $0.01 per Class A ordinary share. These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets. These Changyou share options are substantially similar to restricted share units except for the nominal exercise price, which would be zero for restricted share units.

Under ASC 718-10-25 and ASC 718-10-55, no grant date can be established until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards.

To determine the fair value of these Changyou share options, the public market price of the underlying Changyou Class A ordinary shares at each reporting date is used and a binomial valuation model is applied.

As of December 31, 2019, 2,952,000 of these Changyou share options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets had been reached between Changyou and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense of $36.4 million for these granted share options was adjusted and fixed based on the aggregate amounts of the fair values of these granted share options at their respective grant dates.

A summary of share option activity under the Changyou 2014 Share Incentive Plan as of and for the year ended December 31, 2018 is presented below:

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	601	$0.01	5.98	$5.487
Granted	234	0.01
Exercised	(762)	0.01
Forfeited or expired	0

Outstanding as of December 31, 2019	73	0.01	5.42	357

Vested as of December 31, 2019	73	0.01		357

Exercisable as of December 31, 2019	73	0.01

Note (1): The aggregate intrinsic value in the preceding table represents the difference between Changyou’s closing price of $9.79 per ADS, or $4.9 per Class A ordinary share, on December 31, 2019 and the nominal exercise price of the share option.

For the years ended December 31, 2019, 2018 and 2017, total share-based compensation expense recognized for these share options under the Changyou 2014 Share Incentive Plan was negative $1.9 million, negative $6.5 million and $17.4 million, respectively. For the years ended December 31, 2019, 2018 and 2017, the total fair values of these Changyou share options vested on their respective vesting dates were $1.0 million, $5.7 million and $14.8 million, respectively. For the years ended December 31, 2019, 2018 and 2017, the total intrinsic value of share options exercised was $6.6 million, $14.9 million and $10.3 million, respectively.

Changyou 2019 Share Incentive Plan

On August 3, 2019, Changyou adopted and reserved for issuance 3,000,000 Class A ordinary shares under a new share incentive plan (the “Changyou 2019 Share Incentive Plan”). On August 26, 2019, Changyou’s Board of Directors approved the grant, effective as of October 1, 2019, to certain members of the Changyou’s management and certain other employees of options for the purchase of an aggregate of 1,909,000 Class A ordinary shares at an exercise price of $0.01. These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets.

Under ASC 718-10-25 and ASC 718-10-55, no grant date can be established until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards.

To determine the fair value of these Changyou share options, the public market price of the underlying Changyou Class A ordinary shares at each reporting date is used and a binomial valuation model is applied.

As of December 31, 2019, none of the Changyou share options granted under the Changyou 2019 Share Incentive Plan had vested. The cumulative share-based compensation expense of $3.2 million for these granted share options was adjusted and fixed based on the aggregate amounts of the fair values of these granted share options at their respective grant dates.

4) Sohu Video Share-based Awards

On January 4, 2012, Sohu Video adopted the Video 2011 Share Incentive Plan, under which 25,000,000 ordinary shares of Sohu Video are reserved for the purpose of making share incentive awards to management and key employees of Sohu Video and to Sohu management. The maximum term of any share incentive award granted under the Video 2011 Share Incentive Plan is ten years from the grant date. The Video 2011 Share Incentive Plan will expire on January 3, 2022. As of December 31, 2019, grants of options for the purchase of 16,368,200 ordinary shares of Sohu Video had been contractually made and were subject to vesting in four equal installments, with each installment vesting upon a service period requirement being met, as well as Sohu Video’s achievement of performance targets for the corresponding period. For purposes of ASC 718-10-25, as of December 31, 2019, no grant date had occurred, because the broader terms and conditions of the option awards had neither been finalized nor mutually agreed upon with the recipients. As of December 31, 2019, options for the purchase of 4,972,800 Sohu Video ordinary shares were vested.

For the years ended December 31, 2019, 2018 and 2017, total share-based compensation expense recognized for vested Sohu Video options under the Video 2011 Share Incentive Plan was negative $0.9 million, negative $0.5 million and $0.3 million, respectively.

The fair value as of December 31, 2019 of the Sohu Video options contractually granted to management and key employees of Sohu Video and to Sohu management was estimated on the reporting date using the binomial valuation model, with the following assumptions used:

Assumptions Adopted	2018	2019
Average risk-free interest rate	3.19%	2.44%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	14%	14%
Weighted average expected option life	3.0	2.0
Volatility rate	45.1%	53.9%
Dividend yield	0	0
Fair value	0.53	0.35